Loans, financing and debentures - Significant transactions settled during the period (Details) - Several banks (a syndicated operation) [Member] R$ in Thousands, $ in Thousands	Jun. 07, 2024 BRL (R$)	Feb. 15, 2024 USD ($)	Feb. 15, 2024 BRL (R$)
SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.41%	1.41%
SOFR | February 2026
Disclosure of detailed information about borrowings [line items]
Notional value		$ 620,000	R$ 3,209,057
CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		112.50%	112.50%
CDI | June 2026
Disclosure of detailed information about borrowings [line items]
Notional value	R$ 4,926,631